AST Quantitative Modeling Portfolio Expense Example - AST Quantitative Modeling Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 108
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,547